Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Common Stock Warrants	Additional Paid-in Capital	Nonvested Restricted Stock	Accumulated Deficit	Accumulated Other Comprehensive Income (loss)
Balance at Dec. 31, 2009	$ 41,440	$ 10,939	$ 3,252	$ 509	$ 48,873	$ (79)	$ (20,401)	$ (1,653)
Balance (in shares) at Dec. 31, 2009			3,252
Increase (Decrease) in Shareholders' Equity
Net income	1,854						1,854
Other comprehensive income (loss) net of tax expense (benefit) of $1,975 and $329 for nine months ended September 30, 2013 and September 30, 2012 respectively	(588)							(588)
Amortization of compensation on restricted stock	79					79
Dividends: Common ($0.17 and 0.12 per share for the nine months ended September 30, 2013 and September 30, 2012 respectively)	(521)						(521)
Preferred	(568)	96					(664)
Dividend reinvestment plan	101		18		83
Dividend reinvestment plan (in shares)			18
Balance at Dec. 31, 2010	41,797	11,035	3,270	509	48,956		(19,732)	(2,241)
Balance (in shares) at Dec. 31, 2010			3,270
Increase (Decrease) in Shareholders' Equity
Net income	3,324						3,324
Other comprehensive income (loss) net of tax expense (benefit) of $1,975 and $329 for nine months ended September 30, 2013 and September 30, 2012 respectively	3,570							3,570
Issuance of restricted stock	91		23		133	(65)
Issuance of restricted stock (in shares)			23
Amortization of compensation on restricted stock	65					65
Dividends: Common ($0.17 and 0.12 per share for the nine months ended September 30, 2013 and September 30, 2012 respectively)	(525)						(525)
Preferred	(568)	102					(670)
Dividend reinvestment plan	91		15		76
Dividend reinvestment plan (in shares)			15
Balance at Dec. 31, 2011	47,896	11,137	3,308	560	49,165		(17,603)	1,329
Balance (in shares) at Dec. 31, 2011			3,308
Increase (Decrease) in Shareholders' Equity
Net income	2,947						2,947
Other comprehensive income (loss) net of tax expense (benefit) of $1,975 and $329 for nine months ended September 30, 2013 and September 30, 2012 respectively	960							960
Issuance of restricted stock			33		239	(272)
Issuance of restricted stock (in shares)			33
Amortization of compensation on restricted stock	75					75
Issuance of common stock	13,792		1,875		11,917
Issuance of common stock (in shares)			1,875
Dividends: Common ($0.17 and 0.12 per share for the nine months ended September 30, 2013 and September 30, 2012 respectively)	(397)						(397)
Preferred	(475)						(475)
Redemption of preferred stock	(10,535)	(10,535)
Accretion and redemption costs	(53)	148					(201)
Dividend reinvestment plan	68		8		60
Dividend reinvestment plan (in shares)			8
Balance at Sep. 30, 2012	54,278	750	5,224	560	61,381	(197)	(15,729)	2,289
Balance (in shares) at Sep. 30, 2012			5,224
Balance at Dec. 31, 2011	47,896	11,137	3,308	560	49,165		(17,603)	1,329
Balance (in shares) at Dec. 31, 2011			3,308
Increase (Decrease) in Shareholders' Equity
Net income	3,968						3,968
Other comprehensive income (loss) net of tax expense (benefit) of $1,975 and $329 for nine months ended September 30, 2013 and September 30, 2012 respectively	1,029							1,029
Issuance of restricted stock			33		239	(272)
Issuance of restricted stock (in shares)			33
Amortization of compensation on restricted stock	120					120
Issuance of common stock	13,792		1,875		11,917
Issuance of common stock (in shares)			1,875
Dividends: Common ($0.17 and 0.12 per share for the nine months ended September 30, 2013 and September 30, 2012 respectively)	(605)						(605)
Preferred	(475)						(475)
Redemption of preferred stock	(11,285)	(11,285)
Accretion and redemption costs	(52)	148					(200)
Dividend reinvestment plan	93		11		82
Dividend reinvestment plan (in shares)			11
Balance at Dec. 31, 2012	54,183		5,227	50	61,615	(152)	(14,915)	2,358
Balance (in shares) at Dec. 31, 2012			5,227
Increase (Decrease) in Shareholders' Equity
Net income	3,287						3,287
Other comprehensive income (loss) net of tax expense (benefit) of $1,975 and $329 for nine months ended September 30, 2013 and September 30, 2012 respectively	(4,036)							(4,036)
Issuance of restricted stock			60		493	(553)
Issuance of restricted stock (in shares)			60
Amortization of compensation on restricted stock	187					187
Dividends: Common ($0.17 and 0.12 per share for the nine months ended September 30, 2013 and September 30, 2012 respectively)	(832)						(832)
Dividend reinvestment plan	80		9		71
Dividend reinvestment plan (in shares)			9
Balance at Sep. 30, 2013	$ 52,869		$ 5,296	$ 50	$ 62,179	$ (518)	$ (12,460)	$ (1,678)
Balance (in shares) at Sep. 30, 2013			5,296